UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31,

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PERMAL TACTICAL ALLOCATION FUND

FORM N-Q

MARCH 31, 2011

LEGG MASON PERMAL TACTICAL ALLOCATION FUND

Consolidated schedules of investments (unaudited)	March 31, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 93.3%
Africa Emerging Markets Fund, Class A Shares	44,581	$1,168,468	*
ASG Managed Futures Strategy Fund	258,386	2,790,569
BH Macro Ltd.	148,504	2,420,615	*
Calamos Investment Trust - Calamos Convertible Fund, Class I Shares	299,923	5,794,518
EEM Umbrella Funds - Emerging Markets Middle East Fund, Class A Shares	121,116	1,427,962	*(a)
iShares Trust:
iShares Dow Jones U.S. Telecommunications Sector Index Fund	143,400	3,415,788
iShares MSCI Canada Index Fund	66,000	2,220,240
iShares MSCI Germany Index Fund	227,605	5,906,350
iShares MSCI Japan Index Fund	556,429	5,736,783
iShares MSCI Sweden Index Fund	73,300	2,403,507
iShares MSCI Switzerland Index Fund	86,900	2,197,701
John Hancock Funds II:
Currency Strategies Fund, Class I Shares	471,526	4,474,779	*
Floating Rate Income Fund, Class I Shares	584,851	5,620,418
Legg Mason Charles Street Trust Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	577,859	6,183,090	(b)
Legg Mason Partners Equity Trust:
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	55,833	7,040,578	*(b)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	647,411	9,290,341	(b)
Legg Mason Partners Institutional Trust - Western Asset Institutional Liquid Reserves, Institutional Class Shares	3,221,607	3,221,607	(b)
Market Vectors ETF Trust:
Junior Gold Miners ETF	45,900	1,800,198
Market Vectors Agribusiness ETF	29,675	1,662,987
Morgan Stanley China A Share Fund	58,000	1,666,920	*
SPDR S&P Oil & Gas Exploration & Production ETF	27,700	1,786,650
SPDR Gold Trust - SPDR Gold Shares	21,065	2,945,309	*
The China Fund, Inc.	54,060	1,701,809
The Royce Fund:
Royce Special Equity Fund, Institutional Class Shares	215,037	4,726,517	(b)
Royce Value Fund, Institutional Class Shares	354,389	4,957,900	(b)
Vanguard Dividend Appreciation Index Fund	102,000	5,663,040
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	542,781	6,269,116	(b)
Western Asset High Yield Portfolio, Class IS Shares	254,787	2,323,660	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $97,384,376)		106,817,420

SECURITY
COMMON STOCKS - 5.5%
FINANCIALS - 5.5%
Real Estate Investment Trusts (REITs) - 5.5%
Chimera Investment Corp.	772,000	3,057,120
Invesco Mortgage Capital Inc.	48,400	1,057,540
MFA Mortgage Investments Inc.	262,750	2,154,550

TOTAL COMMON STOCKS (Cost - $6,556,838)		6,269,210

	EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.1%
CurrencyShares Australian Dollar Trust, Put @ $95.00	6/18/11	350	17,500
CurrencyShares Euro Trust, Put @ $139.00	6/18/11	400	83,200

TOTAL PURCHASED OPTIONS (Cost - $167,700)			100,700

TOTAL INVESTMENTS IN BEFORE SHORT-TERM INVESTMENTS (Cost - $104,108,914)			113,187,330

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
State Street Bank & Trust Co. repurchase agreement, dated 3/31/11; Proceeds at maturity - $512,000; (Fully collateralized by U.S. Treasury Notes, 3.125% due 4/30/17; Market Value - $526,319) (Cost - $512,000)	0.010%	4/1/11	$512,000	512,000

TOTAL INVESTMENTS - 99.3% (Cost - $104,620,914#)				113,699,330
Other Assets in Excess of Liabilities - 0.7%				815,266

TOTAL NET ASSETS - 100.0%				$114,514,596

*	Non-income producing security.

See Notes to Schedules of Investments.

LEGG MASON PERMAL TACTICAL ALLOCATION FUND

Consolidated schedules of investments (unaudited) (cont’d)	March 31, 2011

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedules of Investments.

Notes to Consolidated Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Permal Tactical Allocation Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund may invest directly in fixed income, indexed or other performance-related instruments (including exchange-traded notes (“ETNs”)), equity securities, forwards and derivatives. However, while authorized to invest directly, most of the Fund’s long or short exposure to asset classes will be achieved indirectly through investments in a combination of intermediary securities such as open-end (including exchange-traded funds (“ETFs”)), and closed-end funds as well as funds that are commonly referred to as hedge funds.

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Tactical Allocation Fund, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments. These schedules of investments are consolidated schedules of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedules of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investment in Underlying Funds†	$105,389,458	$1,427,962	—	$106,817,420
Common stocks†	6,269,210	—	—	6,269,210
Purchased options†	100,700	—	—	100,700

Total long-term investments	$111,759,368	$1,427,962	—	$113,187,330

Short-term investments†	—	512,000	—	512,000

Total investments	$111,759,368	$1,939,962	—	$113,699,330

†	See Consolidated Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Fund of Funds Risk. Your cost of investing in the Fund, as a Fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such underlying fund at a time that is unfavorable to the Fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,510,796
Gross unrealized depreciation	(432,380)

Net unrealized appreciation	$9,078,416

Notes to Consolidated Schedules of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2011.

Primary Underlying Risk Disclosure	Purchased Options, at value
Foreign Exchange Contracts	$100,700

During the period ended March 31, 2011, the volume of derivative activity for the Fund was as follows:

Average market value
Purchased options	$25,175

Forward foreign currency contracts (to sell)†	6,242,579

†	At March 31, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN R. Jay Gerken Chief Executive Officer

Date: May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011